AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (Prospectus Summary) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
American Funds Tax-Exempt Fund of New YorkSM
Investment objectives
The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 49 of the prospectus and on page 72 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (USD $)	Class A		Class B	Class C	Class F-1	Class F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none
Redemption or exchange fees	none		none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK		Class A	Class B	Class C	Class F-1	Class F-2
Management fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees		0.16%	0.99%	1.00%	0.23%	none
Other expenses	[1]	0.41%	0.37%	0.35%	0.40%	0.30%
Total annual fund operating expenses		0.97%	1.76%	1.75%	1.03%	0.70%
Expense reimbursement	[1][2]	0.30%	0.28%	0.20%	0.25%	0.15%
Total annual fund operating expenses after expense reimbursement		0.67%	1.48%	1.55%	0.78%	0.55%
[1]	Estimated by annualizing actual expenses for a partial year.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect at least through September 30, 2012, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	441	644	863	1,494
Class B	651	927	1,128	1,841
Class C	258	532	930	2,046
Class F-1	80	303	544	1,237
Class F-2	56	209	375	856

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	151	527	928	1,841
Class C	158	532	930	2,046

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities.

Consistent with the fund's objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside New York.

Under normal circumstances, the fund will invest at least 80% of its assets in,

or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to

20% of its assets in securities that subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of New York.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Ratings Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund also may invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized

Statistical Ratings Organizations designated by the fund's investment adviser,

or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." Some of the securities held by the fund may have credit and liquidity support features,

including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of New York -

Because the fund invests in securities of issuers within the state of New York,

the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases,

budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York's municipal issuers. New York's economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support - Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration - Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund's share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Because the fund began investment operations on November 1, 2010, information regarding investment results is not available as of the date of this prospectus.